DERIVATIVE FINANCIAL INSTRUMENTS - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) MMBTU	Dec. 31, 2021 USD ($) MMBTU
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	$ (146)	$ 704
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	1,900	1,800
Interest Rate Swap and Forward Starting Swap Contracts [Member]
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	37,500	28,600
Interest Rate Swaptions
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	244	248
Interest Rate Cap Contracts
Disclosure of detailed information about hedging instruments [line items]
Derivative, Notional Amount	22,800	27,100
Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	23	53
Gains (losses) on hedges of net investments in foreign operations, net of tax	2,800	367
Derivative, Notional Amount	50,361	63,083
Equity derivatives
Disclosure of detailed information about hedging instruments [line items]
Unrealised Gains (Losses) On Change In Fair Value Of Derivatives	(296)	757
Derivative, Notional Amount	$ 1,942	$ 4,448
Natural gas commodity instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Nominal Amount of Commodity Derivatives | MMBTU	128,381,000	246,375,000